INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	35.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage	16.00%	9.00%
Customer 3 [Member]
Concentration Risk [Line Items]
Percentage		20.00%